DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates
Use of estimates
The preparation of unaudited condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements and accompanying notes. We base our estimates on historical experience, and other assumptions we believe to be reasonable under the circumstances, which together form the basis for making judgments about the carrying values of assets and liabilities. Assumptions and estimates used in preparing our unaudited condensed consolidated financial statements include those related to the determination of allowances for credit losses, the capitalization and estimated useful life of internally developed software, contingent liabilities, useful lives of property and equipment, the incremental borrowing rate used to determine the present value of lease payments, the valuation and recognition of share-based compensation, the valuation of the convertible notes and warrant liability, uncertain tax positions, and the recognition and measurement of current and deferred income tax assets and liabilities. Actual results could differ from these estimates and could have a material adverse effect on our unaudited condensed consolidated financial statements.

Use of estimates
The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. We base our estimates on historical experience, and other assumptions we believe to be reasonable under the circumstances, which together form the basis for making judgments about the carrying values of assets and liabilities. Assumptions and estimates used in preparing our consolidated financial statements include those related to the determination of allowances for credit losses, the capitalization and estimated useful life of internally developed software, contingent liabilities, useful lives of property and equipment, the incremental borrowing rate used to determine the present value of lease payments, the valuation and recognition of share-based compensation, uncertain tax positions, and the recognition and measurement of current and deferred income tax assets and liabilities. Actual results could differ from these estimates and could have a material adverse effect on our consolidated financial statements.

Deferred offering costs	Deferred offering costsWe have capitalized qualified legal, accounting and other direct costs related to our efforts to raise capital through a sale of our common stock in an IPO. Deferred offering costs are included in other current assets on the unaudited condensed consolidated balance sheets and will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If we terminate the planned IPO or there is a significant delay, all of the deferred offering costs will be immediately written off to operating expenses.
Recently adopted accounting pronouncements/Recent accounting pronouncements not yet adopted
Recently adopted accounting pronouncements
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2020-06, Debt—Debt with Conversion and Other Options and Derivatives and Hedging - Contracts in Entity’s Own Equity. This guidance simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments, amends the accounting guidance for evaluating the classification of certain contracts in an entity’s own equity, and modifies the diluted earnings per share calculations for convertible instruments. The guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. We adopted this guidance effective January 1, 2021 using the full retrospective method. The adoption of the guidance did not have a material impact on our unaudited condensed consolidated financial statements.
Recently issued accounting pronouncements not yet adopted
There are no new accounting standards that we have not adopted that are material to us as of June 30, 2021.
Recently adopted accounting pronouncements
Leases
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-02, Leases. This guidance requires lessees to recognize a lease liability and a corresponding right-of-use asset on the balance sheet for operating leases with a term greater than one year. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. We adopted this guidance effective January 1, 2019 using the optional transition method. Pursuant to the practical expedients, we elected not to reassess: (i) whether expired or existing contracts are or contain leases, (ii) the lease classification for any expired or existing leases, or, (iii) initial direct costs for any existing leases. Upon adoption, we recognized $19.3 million of operating right-of-use lease assets and $25.5 million of operating lease liabilities on our consolidated balance sheets.
Credit Loss on Financial Instruments
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments. This guidance requires entities to use a current expected credit loss impairment model based on expected losses rather than incurred losses. Under this model, an entity would recognize an impairment allowance equal to its current estimate of all contractual cash flows that the entity does not expect to collect from financial assets measured at amortized cost within the scope of the standard. The entity’s estimate would consider relevant information about past events, current condition and reasonable and supportable forecasts, which all result in recognition of lifetime expected credit losses. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. We adopted this guidance effective January 1, 2020. The adoption of the guidance did not have a material impact on our consolidated financial statements.
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and Other - Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which requires a customer in a hosting arrangement that is a service contract to follow the internal-use software guidance to determine which implementation costs should be capitalized. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. We adopted this guidance effective January 1, 2020 using the prospective transition method. The adoption of the guidance did not have a material impact on our consolidated financial statements.
Simplifying Accounting for Income Taxes
In December 2019, the FASB issued ASU 2019-12, Income Taxes: Simplifying Accounting for Income Taxes. This guidance simplifies the accounting for income taxes as part of its overall initiative to reduce complexity in accounting standards. Amendments include removal of certain exceptions to the general principles of ASC 740, Income Taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15,
2022. Early adoption is permitted. We early adopted the standard effective April 1, 2020 and it did not have a material impact on our consolidated financial statements.
Recent accounting pronouncements not yet adopted
Reference Rate Reform
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions to contract modifications that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. This guidance is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. We are evaluating the impact of this guidance on our consolidated financial statements.
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options and Derivatives and Hedging - Contracts in Entity’s Own Equity. This guidance simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments, amends the accounting guidance for evaluating the classification of certain contracts in an entity’s own equity, and modifies the diluted earnings per share calculations for convertible instruments. The guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. We are evaluating the impact of this guidance on our consolidated financial statements.